JPMORGAN TRUST IV
270 PARK AVENUE
NEW YORK, NEW YORK 10017
February 26, 2019
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: JPMorgan Trust IV (the “Trust”), on behalf of
JPMorgan International Equity Plus Fund
(the “Fund”)
File Nos. 333-208312 and 811-23117
Ladies and Gentlemen:
We hereby submit for filing via EDAR on behalf of the JPMorgan Insurance Trust pursuant to Rule 485(a) under, the Securities Act of 1933, as amended (the “1933 Act”) and under the Investment Company Act of 1940, as amended (the “1940 Act”), Post-Effective Amendment 77 (Amendment No. 78 under the 1940 Act).
This filing is being made for the purpose of registering the JPMorgan International Equity Plus Fund under the Trust. The Fund seeks to provide long-term capital appreciation.
Please contact the undersigned at 212-648-0152 if you have any questions concerning this filing.
Very truly yours,
/s/ Anthony Geron

Anthony Geron
Assistant Secretary